Convertible Notes Payable and Convertible Notes Payable to Related Parties - Schedule of Derivative Liabilities Weighted Average Assumptions (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Monte Carlo Method [Member]
Fair Value - Note Conversion Feature		$ 3,661	$ 1,203
Monte Carlo Method [Member] | Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages		0.00%	0.00%
Minimum [Member] | Monte Carlo Method [Member]
Stock Price		$ 7.00	$ 8.91
Minimum [Member] | Monte Carlo Method [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages		13.00%	152.00%
Minimum [Member] | Monte Carlo Method [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term		29 days	6 months 29 days
Minimum [Member] | Monte Carlo Method [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages		7350.00%	90.00%
Maximum [Member] | Monte Carlo Method [Member]
Stock Price		$ 12.10	$ 10.15
Maximum [Member] | Monte Carlo Method [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages		19.00%	160.00%
Maximum [Member] | Monte Carlo Method [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term		1 year	1 year
Maximum [Member] | Monte Carlo Method [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages		7990.00%	95.30%
FaceBank Group, Inc Pre-Merger [Member]
Fair Value - Note Conversion Feature	$ 389		$ 376
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member]
Stock Price				$ 6.75
Fair Value - Note Conversion Feature	$ 1,692		$ 1,203	$ 1,018
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages				2.61%
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term				8 months 23 days
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00%		0.00%	0.00%
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages				92.80%
FaceBank Group, Inc Pre-Merger [Member] | Minimum [Member] | Monte Carlo Method [Member]
Stock Price	$ 8.35		$ 8.91
FaceBank Group, Inc Pre-Merger [Member] | Minimum [Member] | Monte Carlo Method [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	0.12%		1.52%
FaceBank Group, Inc Pre-Merger [Member] | Minimum [Member] | Monte Carlo Method [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term	3 months 29 days		6 months 29 days
FaceBank Group, Inc Pre-Merger [Member] | Minimum [Member] | Monte Carlo Method [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	91.30%		90.00%
FaceBank Group, Inc Pre-Merger [Member] | Maximum [Member]
Stock Price	$ 4.97
FaceBank Group, Inc Pre-Merger [Member] | Maximum [Member] | Monte Carlo Method [Member]
Stock Price	$ 9.20		$ 9.03
FaceBank Group, Inc Pre-Merger [Member] | Maximum [Member] | Monte Carlo Method [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	1.56%		1.60%
FaceBank Group, Inc Pre-Merger [Member] | Maximum [Member] | Monte Carlo Method [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term	1 year		1 year
FaceBank Group, Inc Pre-Merger [Member] | Maximum [Member] | Monte Carlo Method [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	134.00%		95.30%